BPV FAMILY OF FUNDS
P.O. Box 3107
Denver, CO 80201

July 25, 2013

VIA EDGAR

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:	BPV Family of Funds (“Trust”) (File Nos. 333-175770 and 811-22588), on behalf of the BPV Core Diversification Fund and the BPV Wealth Preservation Fund (the “Funds”), each a series of the Trust

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 5 to the Trust’s Registration Statement on Form N-1A, which was filed electronically on July 19, 2013.

If you have any questions concerning the foregoing, please call the undersigned at 404-231-9616.

Sincerely,
BPV Family of Funds

/s/ Reed Keller

Reed Keller
President

cc:	Jeffrey T. Skinner, Esq.
Kilpatrick Townsend & Stockton LLP
1001 West Fourth Street
Winston-Salem, North Carolina 27101